INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates
The components of equity in net assets of our non-consolidated affiliate are as follows:

(in thousands of $)
Equity in net assets of affiliate at January 1, 2018	—
Net purchase price on July 12, 2018	199,728
Dividend	(5,581)
Equity in net earnings of affiliate(1)	1,190
Initial fair value of debt guarantee (see note 24)	10,843
Equity in net assets of affiliate at December 31, 2018	206,180
(1) Equity in net earnings of affiliate includes non-cash charges of $15.7 million related to the depreciation and amortization of fair value adjustments resulting from our acquisition of 50% of the Hilli Common Units.

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheet is as follows:

(in $ thousands)	2018	2017
Liabilities
Short-term debt (refer to note 20)	11,836	—
Long-term debt (refer to note 20)	187,401	212,084
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of and for the year ended December 31, 2018:

(in thousands of $)	2018
Balance sheet
Current assets	124,642
Non-current assets	1,392,711
Current liabilities	(109,773)
Non-current liabilities	(1,004,184)

Statement of operations
Liquefaction services revenue	127,625
Net income	77,842

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.